4. INVENTORY (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Details
Raw Materials		$ 5,209,000
Work In Progress		12,094,000
Finished Goods		7,021,000
Inventory Reserve		(1,803,000)
Total Inventory	$ 27,420,000	$ 22,521,000	$ 21,443,000